Summary of Significant Accounting Policies - Additional Information (Detail)	6 Months Ended
Sep. 30, 2014
U.S. Dollars To Indian Rupee
Significant Accounting Policies [Line Items]
Financial statements translation rate, Indian rupees (Rs.) equivalence of U.S. $1	61.92
Retail Loans | Personal loans/Credit card
Significant Accounting Policies [Line Items]
Loans charge off period	150 days
Retail Loans | Auto Loans, Commercial Vehicle and Construction Equipment Finance
Significant Accounting Policies [Line Items]
Loans charge off period	180 days
Retail Loans | Housing loans
Significant Accounting Policies [Line Items]
Loans charge off period	720 days
Retail Loans | Customer by Customer Basis
Significant Accounting Policies [Line Items]
Loans charge off period	720 days
Minimum
Significant Accounting Policies [Line Items]
Bank voting rights	20.00%
Minimum | Retail Loans
Significant Accounting Policies [Line Items]
Loans charge off period	150 days
Maximum
Significant Accounting Policies [Line Items]
Bank voting rights	50.00%
Maximum | Retail Loans
Significant Accounting Policies [Line Items]
Loans charge off period	1083 days